RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Amount due:

	As of December 31,
	2021	2022
	RMB	RMB
Amount due from related parties:
Current:
Xiaomi Communication (a)	286,341	117,944
Field Medical (b)	—	10,375
Hefei Jingyu	1,101	2,648
Hefei LianRui Microelectronics Technology Co. Ltd	2,452	2,452
Yunding (c)	2,330	2,330
Gongqingcheng Yunding (d)	2,500	2,500
Others (a)	890	365
Non-current
A vice president (e)	—	6,333
Total	295,614	144,947

	As of December 31,
	2021	2022
	RMB	RMB
Amount due to related parties, current:
Hefei Jingyu	48,052	36,864
Xiaomi Communication	—	2,087
Xiaomi Technology(f)	1,562	1,965
Others	509	62
Total	50,123	40,978

Schedule of transactions:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	4,447,957	3,340,857	1,697,053
Xiaomi Youpin	—	9,175	6,942
Others	1,800	—	—
Total	4,449,757	3,350,032	1,703,995

Schedule of purchase from related parties

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	4,447,957	3,340,857	1,697,053
Xiaomi Youpin	—	9,175	6,942
Others	1,800	—	—
Total	4,449,757	3,350,032	1,703,995

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase from related parties
Hefei Jingyu (g)	—	146,847	222,174
Others	12,000	—	—
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB64,129 and RMB2,613 as of December 31, 2021 and 2022, respectively.
(b)	The amount due from Field Medical represents borrowings the Group provided to Field Medical to support the daily operation.
(c)	The amount due from Yunding represents prepayment for the purchase of Yunding’ products which was collected in March 2023.
(d)	In December 2020, the Group sold 26.7% equity interest in Yunding for a cash consideration of RMB22,500 to Gongqingcheng Yunding, of which RMB20,000 has been received in January 2021.
(e)	The amount due from a vice president represents a loan provided to a key management.
(f)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(g)

Hefei Jingyu is a subsidiary of Jiangsu Yitong, where the Group can exercise significant influence. During 2021 and 2022, the Group purchased some raw material from Hefei Jingyu with total transaction amount of RMB146,847 and RMB222,174.